Financial risk management - Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 608,153,540	₩ 568,908,993
Level 2 | Due from banks measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 37,621,375	₩ 31,783,743
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 965,455	₩ 1,633,949
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread and Prepayment rate	Discount rate, Credit spread and Prepayment rate
Level 2 | Securities measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 21,524,864	₩ 22,235,716
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 56,359,813	₩ 46,844,681
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 10,428,026	₩ 20,658,155
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 13,474,763	₩ 16,393,625
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,217,745	₩ 2,417,105
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 168,178,241	₩ 159,692,924
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 535,340,313	₩ 495,218,496
Level 3 | Loans measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 451,759,297	₩ 412,390,086
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread and Prepayment rate	Discount rate, Credit spread and Prepayment rate
Level 3 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 38,010,591	₩ 34,488,137
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Regression coefficient and Correlations	Discount rate, Regression coefficient and Correlations
Level 3 | Investment contract liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,165,022	₩ 1,572,685
Significant inputs		Discount rate
Level 3 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 29,001,549	₩ 26,637,673
Valuation technique	DCF	DCF
Significant inputs	Discount rate
Level 3 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 9,994,559	₩ 10,781,377
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 48,767,969	₩ 54,424,763
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 255,024,584	₩ 222,172,870
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate